Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share data):

	For the years ended December 31,
	2016	2015	2014
Net loss for basic and diluted earnings per share	$(124,835)	$(510,789)	$(116,565)

Shares of common stock and common stock equivalents:
Weighted average shares basic	56,174	21,410	11,466
Effect of dilutive securities	—	—	—
Weighted average common shares - diluted	56,174	21,410	11,466

Loss per share:
Basic	$(2.22)	$(23.86)	$(10.17)
Diluted	$(2.22)	$(23.86)	$(10.17)

The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effectives would have been anti-dilutive for the years ended December 31, 2016, 2015 and 2014 (in thousands).

	For the years ended December 31,
	2016	2015	2014
Share equivalents	3,600	1,248	582